Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Schedule of estimated annual deprecation rate

The estimated annual deprecation rate of these assets are generally as follows:

Category	Depreciation rate	Estimated residual value
Office equipment	20%	Nil
Leasehold improvements	Shorter of lease term or 20%	Nil

QDM Holdings Limited [Member]
Schedule of Subsidiary

The consolidated financial statements include the financial statements of QDM BVI any and its subsidiaries. All transactions and balances among QDM BVI and its subsidiaries have been eliminated upon consolidation.

	Principal activities	Percentage of ownership	Date of incorporation	Place of incorporation
QDM Holdings Limited (“QDM BVI”)	Holding company	—	August 23, 2019	British Virgin Islands (“BVI”)
QDM Group Limited (“QDM HK”)	Holding company	100%	June 22, 2019	Hong Kong
YeeTah Insurance Consultant Limited (“YeeTah”)	Insurance brokerage services. Licensed under Professional Insurance Broker Association of Hong Kong (“PIBA”).	100%	April 24, 2015	Hong Kong

Schedule of estimated annual deprecation rate

The estimated annual deprecation rate of these assets are generally as follows:

Category	Depreciation rate	Estimated residual value
Office equipment	20%	Nil
Leasehold improvements	Shorter of lease term or 20%	Nil